Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy (Detail) - Level 3 - Option Pricing Method	12 Months Ended
Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Volatility	41.0
Discount for Lack of Marketability (“DLOM”)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Sensitivity of the input to fair value	1% increase or decrease in DLOM would result in a variation in the fair value by approximately $120 thousand.
Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Sensitivity of the input to fair value	1% increase or decrease in volatility would result in a variation in the fair value by less than $30 thousand.
Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	13.50
Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Discount for lack of marketability (“DLOM”)	26.00